Financial instruments and risk management - Management of Financial Risks, Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Proportion of average cost of debt	400.00%	350.00%